Share-Based Payments	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Payments
Share-Based Payments:
The Company has awarded employee stock-based compensation in the form of stock options, SARs, and restricted stock awards (“RSAs”) under the terms of share-based incentive plans designed to align employee and executive interests to those of its stockholders. Excluding SARs issued in 2014, all employee stock-based compensation awarded between January 1, 2014 and May 8, 2016 was issued under the Amended and Restated 2008 Equity Incentive Plan (the “2008 Plan”), a stockholder-approved plan that reserved and provided for the grant of up to nine million shares of common stock. This plan allowed the grants of nonqualified stock options, incentive stock options, restricted stock, SARs, performance shares, performance share units, dividend equivalents, restricted stock units (“RSUs”), and/or other stock-based awards. No additional stock-based compensation will be issued from the 2008 Plan.
In May 2016, our stockholders approved the 2016 Omnibus Performance Incentive Plan, which reserves and provides for the grant of up to 14,000,000 shares of common stock. All employee stock-based compensation awarded after May 8, 2016 was issued under this plan. This plan allows for the same types of equity grants as the 2008 Plan.
Stock Options—
Under our share-based incentive plans, officers and employees are given the right to purchase shares of HealthSouth common stock at a fixed grant price determined on the day the options are granted. The terms and conditions of the options, including exercise prices and the periods in which options are exercisable, are generally at the discretion of the compensation committee of our board of directors. However, no options are exercisable beyond ten years from the date of grant. Granted options vest over the awards’ requisite service periods, which are generally three years.
The fair values of the options granted during the years ended December 31, 2016, 2015, and 2014 have been estimated at the grant date using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	For the Year Ended December 31,
	2016	2015	2014
Expected volatility	37.2%	39.5%	40.3%
Risk-free interest rate	1.6%	1.9%	2.2%
Expected life (years)	7.5	7.7	7.2
Dividend yield	2.1%	2.1%	2.1%

The Black-Scholes option-pricing model was developed for use in estimating the fair value of traded options which have no vesting restrictions and are fully transferable. In addition, the Black-Scholes option-pricing model requires the input of highly subjective assumptions, including the expected stock price volatility. We estimate our expected term through an analysis of actual, historical post-vesting exercise, cancellation, and expiration behavior by our employees and projected post-vesting activity of outstanding options. We calculate volatility based on the historical volatility of our common stock over the period commensurate with the expected term of the options. The risk-free interest rate is the implied daily yield currently available on U.S. Treasury issues with a remaining term closely approximating the expected term used as the input to the Black-Scholes option-pricing model. In 2016, 2015, and 2014, we estimated our dividend yield based on our annual dividend rate and our stock price on the dividend payment dates. Under the Black-Scholes option-pricing model, the weighted-average grant date fair value per share of employee stock options granted during the years ended December 31, 2016, 2015, and 2014 was $11.55, $15.11, and $11.41, respectively.
A summary of our stock option activity and related information is as follows:

	Shares (In Thousands)	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Life (Years)	Aggregate Intrinsic Value (In Millions)
Outstanding, December 31, 2015	2,056	$21.37
Granted	186	36.15
Exercised	(563)	23.14
Forfeitures	(102)	37.22
Expirations	(2)	24.72
Outstanding, December 31, 2016	1,575	21.45	4.3	$31.3
Exercisable, December 31, 2016	1,442	19.94	3.9	30.8

We recognized approximately $1.6 million, $1.6 million, and $1.9 million of compensation expense related to our stock options for the years ended December 31, 2016, 2015, and 2014, respectively. As of December 31, 2016, there was $1.1 million of unrecognized compensation cost related to unvested stock options. This cost is expected to be recognized over a weighted-average period of 26 months. The total intrinsic value of options exercised during the years ended December 31, 2016, 2015, and 2014 was $9.1 million, $4.2 million, and $2.4 million, respectively.
Stock Appreciation Rights—
In conjunction with the Encompass acquisition, we granted SARs based on Holdings’ common stock to certain members of Encompass management at closing on December 31, 2014. Under a separate plan, we granted 122,976 SARs that vest based on continued employment and an additional maximum number of 129,124 SARs that vest based on continued employment and the extent of Encompass’ attainment of a specified 2017 performance measure. In general terms, half of the SARs of each type will vest on December 31, 2018 with the remainder vesting on December 31, 2019. The SARs that ultimately vest will expire on the tenth anniversary of the grant date or within a specified period following any earlier termination of employment. Upon exercise, each SAR must be settled for cash in the amount by which the per share fair value of Holdings’ common stock on the exercise date exceeds the per share fair value on the acquisition date. The fair value of Holdings’ common stock is determined using the product of the trailing 12-month specified performance measure for Holdings and a specified median market price multiple based on a basket of public home health companies.
The fair value of the SARs granted in conjunction with the Encompass acquisition has been estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	For the Year Ended December 31,
	2016	2015
Expected volatility	25.9%	30.7%
Risk-free interest rate	1.9%	2.1%
Expected life (years)	5.3	6.3
Dividend yield	—%	—%

We did not include a dividend payment as part of our pricing model because Holdings currently does not pay dividends on their common stock. Under the Black-Scholes option-pricing model, the weighted-average fair value per share of SARs granted in conjunction with the Encompass acquisition was $84.33 and $64.09 as of December 31, 2016 and 2015, respectively.
We recognized approximately $5.8 million and $3.5 million of compensation expense related to our SARs for the years ended December 31, 2016 and 2015, respectively. As of December 31, 2016, there was $11.4 million of unrecognized compensation cost related to unvested SARs. This cost is expected to be recognized over a weighted-average period of 63 months. The remaining unrecognized compensation expense for our SARs may vary each reporting period based on changes in both the expected achievement of the performance measure and the specified median market multiple. As of December 31, 2016, 252,100 SARs were outstanding.
Restricted Stock—
The RSAs granted in 2016, 2015, and 2014 included service-based awards, performance-based awards (that also included a service requirement), and (in 2015 and 2014) market condition awards (that also included a service requirement). These awards generally vest over a three-year requisite service period. For RSAs with a service and/or performance requirement, the fair value of the RSA is determined by the closing price of our common stock on the grant date. For RSAs with a market condition, the fair value of the RSA is determined using a lattice model. Inputs into the model include the historical price volatility of our common stock, the historical volatility of the common stock of the companies in the defined peer group, and the risk-free interest rate. Utilizing these inputs and potential future changes in stock prices, multiple trials are run to determine the fair value.
A summary of our issued restricted stock awards is as follows (share information in thousands):

	Shares	Weighted-Average Grant Date Fair Value
Nonvested shares at December 31, 2015	842	$28.05
Granted	542	33.56
Vested	(712)	25.63
Forfeited	(54)	35.24
Nonvested shares at December 31, 2016	618	35.06

The weighted-average grant date fair value of restricted stock granted during the years ended December 31, 2015 and 2014 was $27.86 and $23.94 per share, respectively. We recognized approximately $18.7 million, $19.5 million, and $20.8 million of compensation expense related to our restricted stock awards for the years ended December 31, 2016, 2015, and 2014, respectively. As of December 31, 2016, there was $18.6 million of unrecognized compensation expense related to unvested restricted stock. This cost is expected to be recognized over a weighted-average period of 21 months. The remaining unrecognized compensation expense for the performance-based awards may vary each reporting period based on changes in the expected achievement of performance measures. The total fair value of shares vested during the years ended December 31, 2016, 2015, and 2014 was $24.3 million, $41.0 million, and $25.9 million, respectively. We accrue dividends on outstanding RSAs which are paid upon vesting.
Nonemployee Stock-Based Compensation Plans—
During the years ended December 31, 2016, 2015, and 2014, we provided incentives to our nonemployee members of our board of directors through the issuance of RSUs out of our share-based incentive plans. RSUs are fully vested when awarded and receive dividend equivalents in the form of additional RSUs upon the payment of a cash dividend on our common stock. During the years ended December 31, 2016, 2015, and 2014, we issued 32,031, 30,744, and 36,350 RSUs, respectively, with a fair value of $40.75, $42.46, and $33.02, respectively, per unit. We recognized approximately $1.3 million, $1.3 million, and $1.2 million, respectively, of compensation expense upon their issuance in 2016, 2015, and 2014. There was no unrecognized compensation related to unvested shares as of December 31, 2016. During the years ended December 31, 2016, 2015, and 2014, we issued an additional 10,248, 7,645, and 8,149, respectively, of RSUs as dividend equivalents. As of December 31, 2016, 434,134 RSUs were outstanding.